Debt (Tables)	12 Months Ended
Dec. 31, 2013
Mandatory Principal Payments Under Credit Agreement	As of December 31, 2013, the mandatory principal payments under the credit agreement were as follows:

2014	$—
2015	—
2016	30,000

Total	$30,000